Schedule of Investments - Virtus Seix Senior Loan ETF

October 31, 2019 (unaudited)

ru

Security Description	Principal	Value
TERM LOANS – 92.2%
Chemicals – 1.5%
Starfruit Finco BV, 5.19%, (1-Month USD LIBOR + 3.25%), 10/01/25(1)	$96,722	$94,590

Communications – 5.7%
Charter Comm Operating LLC, 02/01/27(2)	100,000	100,500
Sinclair Television Group, Inc., 4.43%, (1-Month USD LIBOR + 2.50%), 09/30/26(1)	250,000	250,702
Total Communications		351,202
Consumer Discretionary – 9.3%
Adient US LLC, 6.89%, (6-Month USD LIBOR + 4.25%), 05/06/24(1)	74,750	73,161
Adient US LLC, 6.46%, (3-Month USD LIBOR + 4.25%), 05/06/24(1)	25,000	24,469
KAR Auction Services, Inc., 4.13%, (1-Month USD LIBOR + 2.25%), 09/21/26(1)	200,000	200,938
Weight Watchers International, Inc., 6.86%, (3-Month USD LIBOR + 4.75%), 11/29/24(1)	85,852	85,876
William Morris Endeavor Entertainment LLC, 4.68%, (3-Month USD LIBOR + 2.75%), 05/19/25(1)	84,880	84,532
William Morris Endeavor Entertainment LLC, 4.54%, (1-Month USD LIBOR + 2.75%), 05/19/25(1)	113,545	100,817
William Morris Endeavor Entertainment LLC, 4.62%, (2-Month USD LIBOR + 2.75%), 05/19/25(1)	525	7,343
Total Consumer Discretionary		577,136
Consumer Staples – 5.2%
Coty, Inc., 4.23%, (1-Month USD LIBOR + 2.25%), 04/07/25(1)	248,741	241,046
United Natural Foods, Inc., 6.04%, (1-Month USD LIBOR + 4.25%), 10/22/25(1)	100,000	80,562
Total Consumer Staples		321,608
Financials – 9.6%
Aretec Group, Inc., 6.04%, (1-Month USD LIBOR + 4.25%), 10/01/25(1)	149,248	140,200
Asurion LLC (fka Asurion Corp.), 8.29%, (1-Month USD LIBOR + 6.50%), 08/04/25(1)	200,000	201,375
LCPR Loan Financing LLC, 10/22/26(2)	250,000	252,110
Total Financials		593,685
Gaming/Leisure – 3.1%
Playa Resorts Holding B.V., 4.54%, (1-Month USD LIBOR + 2.75%), 04/29/24(1)	193,261	188,852

Health Care – 3.4%
Innoviva, Inc., 6.65%, (3-Month USD LIBOR + 4.50%), 08/18/22(1)	212,359	209,173

Housing – 4.6%
Brookfield Property REIT, Inc., 4.29%, (1-Month USD LIBOR + 5.00%), 08/27/25(1)	99,748	98,339
Capital Automotive L.P., 4.29%, (1-Month USD LIBOR + 2.50%), 03/25/24(1)	107,083	107,178
Capital Automotive L.P., 7.79%, (1-Month USD LIBOR + 6.00%), 03/24/25(1)	76,813	77,198
Total Housing		282,715
Industrials – 11.5%
APi Group DE, Inc., 4.29%, (1-Month USD LIBOR + 2.50%), 10/01/26(1)	150,000	150,797
Kestrel BidCo, Inc., 08/07/26(2)	170,000	171,028
Ventia Finco Pty Ltd., 5.60%, (3-Month USD LIBOR + 3.50%), 05/21/26(1)	149,625	149,625
WaterBridge Midstream Operating LLC, 7.83%, (6-Month USD LIBOR + 5.75%), 06/22/26(1)	250,000	237,500
Total Industrials		708,950
Information Technology – 7.4%
ConvergeOne Holdings Corp., 6.79%, (1-Month USD LIBOR + 5.00%), 01/04/26(1)	149,250	133,704
Dell International LLC / EMC Corp., 3.79%, (1-Month USD LIBOR + 2.00%), 09/19/25(1)	250,000	251,279
Internap Corp., 8.85%, (1-Month USD LIBOR + 7.00%), 04/06/22(1)	99,837	69,386
Total Information Technology		454,369
Materials – 8.8%
Advanced Drainage Systems, Inc., 4.06%, (1-Month USD LIBOR + 2.25%), 07/31/26(1)	92,857	93,379
Ascend Performance Materials Operations LLC, 7.35%, (3-Month USD LIBOR + 5.25%), 08/27/26(1)	175,000	175,766
Ineos US Finance LLC, 6.12%, (3-Month USD LIBOR + 4.00%), 07/31/26(1)	270,000	271,237
Total Materials		540,382
Media/Telecom - Broadcasting – 5.7%
Diamond Sports Group LLC, 5.08%, (1-Month USD LIBOR + 3.25%), 08/24/26(1)	250,000	251,531
Gray Television, Inc., 4.51%, (1-Month USD LIBOR + 2.50%), 01/02/26(1)	99,499	99,896
Total Media/Telecom - Broadcasting		351,427
Media/Telecom - Telecommunications – 3.1%
Altice Financing S.A., 4.66%, (1-Month USD LIBOR + 2.75%), 07/15/25(1)	198,980	192,868

Service – 3.0%
Travelport Finance (Luxembourg) Sarl, 7.10%, (3-Month USD LIBOR + 5.00%), 05/29/26(1)	200,000	186,875

Technology – 7.1%
GLOBALFOUNDRIES, Inc., 5.88%, (2-Month USD LIBOR + 4.00%), 06/05/26(1)	199,500	192,518
ON Semiconductor Corp., 3.79%, (1-Month USD LIBOR + 2.00%), 09/16/26(1)	200,000	201,125
Science Applications International Corp., 3.54%, (1-Month USD LIBOR + 1.75%), 10/31/25(1)	43,780	43,889
Total Technology		437,532
Utilities – 3.2%
Talen Energy Supply LLC, 5.69%, (1-Month USD LIBOR + 3.75%), 07/08/26(1)	200,000	198,000

Total Term Loans
(Cost $5,748,130)		5,689,364
FOREIGN BOND – 3.7%
Media/Telecom - Telecommunications – 3.7%
Altice Luxembourg S.A., 10.50%, 05/15/27 (Luxembourg)(3)	200,000	226,750

(Cost $202,541)
CORPORATE BOND – 2.4%
Utilities – 2.4%
Talen Energy Supply LLC, 6.50%, 06/01/25	200,000	151,004

(Cost $177,369)
TOTAL INVESTMENTS - 98.3%
(Cost $6,128,040)		6,067,118
Other Assets in Excess of Liabilities - 1.7%		103,555
Net Assets - 100.0%		$ 6,170,673

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2019.
(2)	This loan will settle after October 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2019, the aggregate value of these securities was $226,750, or 3.7% of net assets.

Abbreviations:
LIBOR — London InterBank Offered Rate
USD — United States Dollar

Schedule of Investments - Virtus Seix Senior Loan ETF (continued)

October 31, 2019 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2019.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$5,689,364	$—	$5,689,364
Foreign Bond	—	226,750	—	226,750
Corporate Bond	—	151,004	—	151,004
Total	$—	$6,067,118	$—	$6,067,118